Accrued Expenses and Accrued Interest	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Payables and Accruals [Abstract]
Accrued Expenses and Accrued Interest

Note 7 – Accrued Expenses and Accrued Interest

As of June 30, 2020, and December 31, 2019, accrued expenses consist of the following:

	June 30,	December 31,
	2020	2019
Accrued compensation costs	$289,771	$151,858
Accrued professional fees	132,310	141,310
Accrued franchise taxes	25,607	30,270
Accrued research and development	9,721	-
Other accrued expenses	-	10,000
Accrued expenses	$457,409	$333,438

Note 7 – Accrued Expenses

As of December 31, 2019 and 2018, accrued expenses consist of the following:

	December 31,
	2019	2018
Accrued compensation costs	$151,858	$288,549
Accrued professional fees	141,310	55,300
Deferred rent	-	22,473
Accrued franchise taxes	30,270	26,985
Accrued research and development	-	17,064
Other accrued expenses	10,000	2,500
Accrued expenses	$333,438	$412,871

Included in accrued compensation costs in the table above as of December 31, 2018 is accrued severance expense of $166,154 pursuant to the terms of the employment agreement for the Company’s prior Chief Financial Officer, who was terminated effective July 20, 2018, and whose severance was fully paid in 2019